Risk management - Management adjustments (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure [line items]
Economic sector / portfolio based adjustments	€ 102	€ 27
Mortgage portfolio adjustments	70	121
Climate transition risk	41	47
Other Post Model Adjustments	(27)	(12)
Total management adjustments	185	€ 183
Other adjustments in reporting process	(98)
Individual provisions adjustments	2,821
Excluding all managment adjustments
Disclosure of credit risk exposure [line items]
Total model ECL	3,306
Provisions
Disclosure of credit risk exposure [line items]
Expected credit losses	€ 6,214